INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 41	$ 837
Finished products	736	136
INVENTORIES	$ 777	$ 973